UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: July 31, 2014

Date of reporting period:  October 31, 2013

Item 1. Schedule of Investments.

Coho Relative Value Equity Fund

	Shares	Value
COMMON STOCKS - 93.4%
Consumer Discretionary - 7.5%
Lowe's Companies	5,325	$265,079
Omnicom Group	6,017	409,817
		674,896
Consumer Staples - 20.8%
CVS Caremark	5,858	364,719
JM Smucker	1,491	165,814
Lorillard	6,923	353,142
Philip Morris International	3,408	303,721
Procter & Gamble	4,260	343,995
Sysco	10,490	339,247
		1,870,638
Energy - 13.4%
Chevron	2,130	255,515
ConocoPhillips	4,739	347,369
Occidental Petroleum	2,237	214,931
Royal Dutch Shell - ADR	5,804	386,894
		1,204,709
Financials - 8.8%
Cullen/Frost Bankers	2,396	169,613
Marsh & McLennan Companies	6,710	307,318
State Street	4,473	313,423
		790,354
Health Care - 20.3%
Abbott Laboratories	10,597	387,321
Amgen	3,195	370,620
Becton, Dickinson & Co.	3,195	335,890
Johnson & Johnson	3,621	335,341
UnitedHealth Group	5,858	399,867
		1,829,039
Industrials - 8.4%
3M	2,876	361,945
Illinois Tool Works	5,006	394,422
		756,367
Information Technology - 10.3%
Automatic Data Processing	3,728	279,488
International Business Machines	2,024	362,721
Microchip Technology	6,656	285,942
		928,151
Materials - 3.9%
Air Products and Chemicals	1,598	174,198
International Flavors & Fragrances	2,130	176,044
		350,242

Total Common Stocks
(Cost $8,073,063)		8,404,396

SHORT-TERM INVESTMENT- 4.6%
Invesco Treasury Portfolio, 0.02% ^
(Cost $411,584)	411,584	411,584

Total Investments - 98.0%
(Cost $8,484,647)		8,815,980
Other Assets and Liabilities, Net - 2.0%		178,939
Total Net Assets - 100.0%		$8,994,919

^	Variable Rate Security - The rate shown is the current yield as of October 31, 2013.
	ADR - American Depositary Receipt

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of October 31, 2013:
		Level 1	Level 2	Level 3	Total
	Common Stocks	$8,404,396	–	–	$8,404,396
	Short-Term Investment	411,584	–	–	411,584
	Total Investments	$8,815,980	–	–	$8,815,980

Transfers between levels are recognized at the end of the reporting period. During the period ended October 31, 2013, the Fund recognized no transfers to/from Level 1 or Level 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at October 31, 2013 was as follows:

Coho Relative
Value Equity Fund

Cost of investments	$ 8,484,647

Gross unrealized appreciation	375,585
Gross unrealized depreciation	(44,252)
Net unrealized appreciation	$ 331,333

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date   December 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date   December 19, 2013

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date  December 19, 2013